Segment Reporting (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Summary of Operating Results of Segments

The following tables present the operating results of the segments as of and for the three and six months ended June 30, 2017 and 2016:

	As of and for the Three Months Ended June 30, 2017
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$85,813	$1,617	$(5,046)	$82,384
Provision for credit losses	6,701	—	—	6,701
Noninterest income	11,511	11,398	80	22,989
Noninterest expense	46,997	8,593	544	56,134
Income tax expense (benefit)	15,269	1,548	(3,247)	13,570

Net income (loss)	$28,357	$2,874	$(2,263)	$28,968

	As of and for the Three Months Ended June 30, 2016
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$73,785	$(17)	$(4,519)	$69,249
Provision for credit losses	14,471	—	—	14,471
Noninterest income	12,498	10,582	25	23,105
Noninterest expense	47,768	8,084	16	55,868
Income tax expense (benefit)	8,416	868	(2,109)	7,175

Net income (loss)	$15,628	$1,613	$(2,401)	$14,840

	As of and for the Six Months Ended June 30, 2017
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$165,117	$1,467	$(9,442)	$157,142
Provision for credit losses	12,487	—	—	12,487
Noninterest income	23,211	23,719	164	47,094
Noninterest expense	92,454	17,274	727	110,455
Income tax expense (benefit)	29,185	2,769	(5,745)	26,209

Net income (loss)	$54,202	$5,143	$(4,260)	$55,085

Total assets	$9,743,451	$65,521	$2,585	$9,811,557

	As of and for the Six Months Ended June 30, 2016
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$145,607	$(30)	$(9,062)	$136,515
Provision for credit losses	24,943	—	—	24,943
Noninterest income	21,586	21,619	46	43,251
Noninterest expense	93,386	16,406	118	109,910
Income tax expense (benefit)	17,103	1,814	(4,185)	14,732

Net income (loss)	$31,761	$3,369	$(4,949)	$30,181

Total assets	$9,154,639	$60,757	$6,413	$9,221,809

The following tables present the operating results of the segments as of and for the years ended December 31, 2016, 2015 and 2014:

	As of and for the year ended December 31, 2016
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$297,701	$(201)	$(18,061)	$279,439
Provision for credit losses	49,348	—	—	49,348
Noninterest income	45,499	42,727	177	88,403
Noninterest expense	186,874	32,334	972	220,180
Income tax expense (benefit)	37,442	3,567	(8,469)	32,540

Net income	$69,536	$6,625	$(10,387)	$65,774

Total assets	$9,459,250	$64,257	$7,381	$9,530,888

	As of and for the year ended December 31, 2015
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$265,451	$(36)	$(17,636)	$247,779
Provision for credit losses	35,984	—	—	35,984
Noninterest income	38,696	40,964	242	79,902
Noninterest expense	200,544	31,393	395	232,332
Income tax expense (benefit)	23,673	3,337	(6,901)	20,109

Net income	$43,946	$6,198	$(10,888)	$39,256

Total assets	$8,744,287	$59,471	$7,753	$8,811,511

	As of and for the year ended December 31, 2014
(In thousands)	Banking	Financial Services	Corporate	Consolidated
Net interest income	$266,226	$(37)	$(11,101)	$255,088
Provision for credit losses	14,118	—	—	14,118
Noninterest income	34,603	40,199	268	75,070
Noninterest expense	213,173	32,008	(34)	245,147
Income tax expense (benefit)	25,739	2,854	(2,533)	26,060

Net income	$47,799	$5,300	$(8,266)	$44,833